OTHER FINANCIAL ITEMS, NET (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended															3 Months Ended	12 Months Ended
	Apr. 30, 2003 Subsidiary	Dec. 31, 2012 Vessels	Dec. 31, 2011 Vessels	Dec. 31, 2010	Dec. 31, 2012 Vessels and equipment Vessels	Dec. 31, 2011 Vessels and equipment Vessels	Apr. 30, 2003 Vessels and equipment Vessels	Dec. 31, 2012 Mark-to-market adjustment, derivatives Interest rate swap	Dec. 31, 2011 Mark-to-market adjustment, derivatives Interest rate swap	Dec. 31, 2010 Mark-to-market adjustment, derivatives Interest rate swap	Dec. 31, 2012 Mark-to-market adjustment, derivatives Foreign exchange contract	Dec. 31, 2011 Mark-to-market adjustment, derivatives Foreign exchange contract	Dec. 31, 2010 Mark-to-market adjustment, derivatives Foreign exchange contract	Dec. 31, 2012 Derivative settlements Interest rate swap	Dec. 31, 2011 Derivative settlements Interest rate swap	Dec. 31, 2010 Derivative settlements Interest rate swap	Dec. 31, 2012 Foreign exchange (loss) gain on capital lease obligations and related restricted cash, net	Dec. 31, 2011 Foreign exchange (loss) gain on capital lease obligations and related restricted cash, net	Dec. 31, 2010 Foreign exchange (loss) gain on capital lease obligations and related restricted cash, net	Dec. 31, 2012 Financing arrangement fees and other costs	Dec. 31, 2011 Financing arrangement fees and other costs	Dec. 31, 2010 Financing arrangement fees and other costs	Dec. 31, 2010 Loss on termination of lease financing arrangements	Dec. 31, 2012 Loss on termination of lease financing arrangements	Dec. 31, 2011 Loss on termination of lease financing arrangements	Dec. 31, 2010 Loss on termination of lease financing arrangements	Dec. 31, 2012 Amortization of deferred financing costs	Dec. 31, 2011 Amortization of deferred financing costs	Dec. 31, 2010 Amortization of deferred financing costs	Dec. 31, 2012 Foreign exchange gain (loss) on operations	Dec. 31, 2011 Foreign exchange gain (loss) on operations	Dec. 31, 2010 Foreign exchange gain (loss) on operations	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other
Other financial items, net:
Other financial items, net		$ (13,763)	$ (29,086)	$ (38,597)				$ 1,223	$ (10,057)	$ (5,295)	$ 6,485	$ (1,417)	$ (6,996)	$ (12,258)	$ (14,201)	$ (13,018)	$ (5,645)	$ 182	$ 4,581	$ (1,766)	$ (930)	$ (6,743)	$ (7,800)	$ 0	$ 0	$ (7,777)	$ (1,900)	$ (1,484)	$ (1,348)	$ 94	$ (945)	$ (1,473)	$ 4	$ (234)	$ (528)
Number of subsidiaries sold	5
Percentage ownership in subsidiary	100.00%
Number of leased shipping vessels		0	3		0	3	5